DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS - Significant Disposals (Details) customer_account in Thousands, $ in Millions				12 Months Ended
		Jan. 01, 2016	Nov. 15, 2015 USD ($) employee branch customer_account	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 14, 2015 USD ($) employee customer_account	Nov. 01, 2015 USD ($) employee branch customer_account	Sep. 30, 2014 USD ($) employee branch atm	Sep. 22, 2014 USD ($) employee branch atm
Discontinued operations
Pre-tax gain on sale	[1]			$ 404	$ 3,210	$ 452
Novation of 80% Primerica Coinsurance Agreement | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Coinsurance agreement percentage		80.00%
Pre-tax gain on sale				404
After tax gain on sale of discontinued operations				263
Derecognition of available for sale securities and cash				1,500
Derecognition of deferred acquisition costs				950
Liabilities				2,700
Income (loss) before taxes				0	135	143
OneMain Financial Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Pre-tax gain on sale			$ 2,600
After tax gain on sale of discontinued operations			1,600
Liabilities			$ 8,400
Income (loss) before taxes				0	663	890
Number of branches | branch			1,100
Number of employees | employee			5,500
Number of customer accounts | customer_account			1,300
Assets			$ 10,200
Loans, net			7,800
Investments			1,400
Long-term debt			6,200
Short-term borrowings			1,100
Gain (loss) on disposal including redemption of long term debt, net of tax			$ 800
Japan Cards Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Pre-tax gain on sale					180
After tax gain on sale of discontinued operations					155
Income (loss) before taxes				0	(5)	0
Number of employees | employee							840
Number of customer accounts | customer_account							720
Loans, net							$ 1,350
Japan Retail Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Pre-tax gain on sale					446
After tax gain on sale of discontinued operations					276
Income (loss) before taxes				0	(57)	(5)
Number of branches | branch								32
Number of employees | employee								1,600
Number of customer accounts | customer_account								725
Loans, net								$ 563
Deposits								$ 20,000
Spain Consumer Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Pre-tax gain on sale						243
After tax gain on sale of discontinued operations						131
Income (loss) before taxes				0	0	130
Number of branches | branch										45
Number of employees | employee										938
Loans, net										$ 1,700
Deposits										2,200
Assets under management										$ 3,400
Number of ATMs | atm										48
Greece Consumer Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Pre-tax gain on sale						209
After tax gain on sale of discontinued operations						91
Income (loss) before taxes				$ 0	$ 0	$ (76)
Number of branches | branch									20
Number of employees | employee									719
Loans, net									$ 353
Deposits									1,200
Assets under management									$ 1,100
Number of ATMs | atm									85

[1]	See Note 1 to the Consolidated Financial Statements for the adoption of ASU No. 2014-08 in the second quarter of 2014 and Note 2 for further information on significant disposals.